Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Income Statement
Net interest income	$ 9,351	$ 9,626	$ 9,127
Net fee income	840	830	842
Net wealth management income	239	223	218
Trading income	298	341	363
Other income	65	(22)	40
Net operating income	10,793	10,998	10,590
Operating expenses	(5,698)	(5,549)	(5,395)
Total operating expenses	(5,698)	(5,549)	(5,395)
Pre-provision profit	5,095	5,449	5,195
Impairment (charges)/benefits	(250)	(175)	(362)
Profit before income tax expense	4,845	5,274	4,833
Income tax (expense)/benefit	(1,520)	(1,626)	(1,491)
Net profit attributable to NCI	(8)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,317	3,648	3,342
Notable Items (post tax)	(140)	41	(164)
Balance sheet
Loans	824,808	806,767	784,839
Deposits and other borrowings	739,250	720,489	702,226
Additional disclosures
Tax benefit (expense) on notable items	60	(10)	62
Consumer
Additional disclosures
Impairment of assets, including goodwill and other intangible assets			50
Business & Wealth
Segment reporting
Maximum exposure per business	200
Operating segments | Total
Income Statement
Net interest income	9,569	9,565	9,351
Net fee income	840	830	842
Net wealth management income	239	223	218
Trading income	280	351	365
Other income	65	(22)	40
Notable Items	(200)	51	(226)
Net operating income	10,793	10,998	10,590
Operating expenses	(5,698)	(5,549)	(5,395)
Total operating expenses	(5,698)	(5,549)	(5,395)
Pre-provision profit	5,095	5,449	5,195
Impairment (charges)/benefits	(250)	(175)	(362)
Profit before income tax expense	4,845	5,274	4,833
Income tax (expense)/benefit	(1,520)	(1,626)	(1,491)
Net profit attributable to NCI	(8)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,317	3,648	3,342
Notable Items (post tax)	(140)	41	(164)
Balance sheet
Loans	824,808	806,767	784,839
Deposits and other borrowings	739,250	720,489	702,226
Operating segments | Consumer
Income Statement
Net interest income	3,852	3,861	3,771
Net fee income	271	262	253
Trading income	1
Other income	8	11	2
Net operating income	4,132	4,134	4,026
Operating expenses	(2,420)	(2,422)	(2,365)
Total operating expenses	(2,420)	(2,422)	(2,365)
Pre-provision profit	1,712	1,712	1,661
Impairment (charges)/benefits	(142)	(104)	(144)
Profit before income tax expense	1,570	1,608	1,517
Income tax (expense)/benefit	(482)	(482)	(459)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,088	1,126	1,058
Balance sheet
Loans	517,158	510,317	502,354
Deposits and other borrowings	350,968	334,462	321,255
Operating segments | Business & Wealth
Income Statement
Net interest income	2,697	2,722	2,616
Net fee income	150	156	185
Net wealth management income	219	206	189
Trading income	31	27	30
Other income	(4)		5
Net operating income	3,093	3,111	3,025
Operating expenses	(1,368)	(1,370)	(1,256)
Total operating expenses	(1,368)	(1,370)	(1,256)
Pre-provision profit	1,725	1,741	1,769
Impairment (charges)/benefits	(117)	(47)	(95)
Profit before income tax expense	1,608	1,694	1,674
Income tax (expense)/benefit	(490)	(513)	(499)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,118	1,181	1,175
Balance sheet
Loans	106,845	101,989	96,923
Deposits and other borrowings	148,242	144,289	140,634
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	1,177	1,150	1,090
Net fee income	343	318	335
Trading income	228	322	313
Other income	48	(41)	18
Net operating income	1,796	1,749	1,756
Operating expenses	(791)	(756)	(709)
Total operating expenses	(791)	(756)	(709)
Pre-provision profit	1,005	993	1,047
Impairment (charges)/benefits	39	(19)	(101)
Profit before income tax expense	1,044	974	946
Income tax (expense)/benefit	(286)	(288)	(265)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	758	686	681
Balance sheet
Loans	106,953	100,582	92,983
Deposits and other borrowings	122,303	119,795	115,296
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,236	1,217	1,171
Net fee income	80	93	86
Net wealth management income	21	20	19
Trading income	20	20	20
Other income		2	(3)
Notable Items	(1)	(2)	(6)
Net operating income	1,356	1,350	1,287
Operating expenses	(665)	(616)	(646)
Total operating expenses	(665)	(616)	(646)
Pre-provision profit	691	734	641
Impairment (charges)/benefits	(30)	(3)	(22)
Profit before income tax expense	661	731	619
Income tax (expense)/benefit	(185)	(203)	(174)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	476	528	445
Notable Items (post tax)	(1)	(2)	(4)
Balance sheet
Loans	93,789	93,833	92,586
Deposits and other borrowings	75,473	74,912	74,792
Operating segments | Group Businesses
Income Statement
Net interest income	607	615	703
Net fee income	(4)	1	(17)
Net wealth management income	(1)	(3)	10
Trading income		(18)	2
Other income	13	6	18
Notable Items	(199)	53	(220)
Net operating income	416	654	496
Operating expenses	(454)	(385)	(419)
Total operating expenses	(454)	(385)	(419)
Pre-provision profit	(38)	269	77
Impairment (charges)/benefits		(2)
Profit before income tax expense	(38)	267	77
Income tax (expense)/benefit	(77)	(140)	(94)
Net profit attributable to NCI	(8)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(123)	127	(17)
Notable Items (post tax)	(139)	43	(160)
Balance sheet
Loans	63	46	(7)
Deposits and other borrowings	42,264	47,031	50,249
Notable Items (pre-tax)
Income Statement
Net interest income	(218)	61	(224)
Trading income	18	(10)	(2)
Notable Items	$ 200	$ (51)	$ 226